ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ORGANIZATION [Abstract]
Working capital	$ (5,177)	$ (10,307)
Shareholders' deficit	(40,356)	(36,686)	(27,614)	(25,534)
Income (loss) from continuing operations	(5,286)	(7,915)	(4,804)
Cash flows from operations	(8,049)	(7,899)	(6,199)
Borrowing capacity under the convertible notes payable to related party	$ 32,000